Share-based compensation	6 Months Ended
Jun. 30, 2022
Share-based compensation.
Share-based compensation

6.     Share-based compensation

Stock appreciation rights

As at June 30, 2022, the Company had granted 3,710,473 stock appreciation rights (“SARs”) (inclusive of 5,779 forfeited SARs) to certain of its officers and directors under its 2013 Equity Incentive Plan.

A summary of awards, simulation inputs, outputs and valuation methodology is as follows:

Model Inputs
								Weighted
						Risk-free		Average Fair
	SARs	Exercise	Vesting	Grant	Dividend	rate of	Expected	Value @	Average Expected	Valuation
Grant Date	Awarded	Price	Period	Price	Yield	Return	Volatility	grant date	Exercise Life	Method
12‑Mar‑14	22,118	$13.66	3 yrs	$13.66	2.93%	2.06%	56.31%	$4.17	4.6 – 5.0 yrs	Monte Carlo
01‑Sept‑14	5,595	$13.91	3 yrs	$13.91	2.88%	2.20%	53.60%	$4.20	4.5 – 5.0 yrs	Monte Carlo
06‑Mar‑15	37,797	$10.25	3 yrs	$10.25	3.90%	1.90%	61.38%	$2.98	4.2 – 5.0 yrs	Monte Carlo
15‑Jan‑16	205,519	$9.20	3 yrs	$9.20	6.63%	1.79%	58.09%	$2.20	4.0 – 5.0 yrs	Monte Carlo
04‑Apr‑18	1,719,733	$7.40	3 yrs	$7.40	0%	2.51%	40.59%	$2.67	4.25 yrs	Black-Scholes
07‑Mar‑19	560,000	$5.10	3 yrs	$5.10	0%	2.43%	43.65%	$2.00	4.5 yrs	Black-Scholes
04‑Mar‑20	549,020	$5.25	3 yrs	$5.25	0%	0.73%	46.42%	$2.04	4.5 yrs	Black-Scholes
04‑Mar‑21	610,691	$4.28	3 yrs	$4.28	0%	0.66%	55.39%	$1.93	4.5 yrs	Black-Scholes

Changes in the SARs for the six months ended June 30, 2022 are set forth below in full numbers:

		Weighted average
	No. of SARs	exercise price
Balance as at January 1, 2022	3,704,694	$6.40
SARs granted during the six months ended June 30, 2022	—	—
SARs forfeited during the six months ended June 30, 2022	—	—
Balance as at June 30, 2022 (none of which are exercisable or convertible)	3,704,694	$6.40

The total cost related to non-vested SAR awards expected to be recognized through 2024 is set forth below in thousands of U.S. Dollars:

Period	TOTAL
2022(1)	$383
2023	455
2024	65
$903

(1) Six-month period ending December 31, 2022

6.     Share-based compensation (continued)

Restricted stock units

As at June 30, 2022, the Company had granted 1,604,270 restricted stock units (“RSUs”) to certain of its officers and directors under its 2013 Equity Incentive Plan, of which 716,868 had vested.

A summary of awards is as follows:

Grant Date	RSUs Awarded	Service Period	Grant Price
02-Jan-19	176,659	2 years	$4.64
07-Mar-19	86,210	3 years	$5.10
28-May-19	59,237	1 year	$7.47
04-Mar-20	94,105	3 years	$5.25
29-May-20	78,510	1 year	$5.84
04-Mar-21	56,957	1 year	$4.28
04-Mar-21	302,923	3 years	$4.28
07-Jun-21	95,583	1 year	$4.31
30-Mar-22	593,671	3 years	$4.54
07-Jun-22	60,415	1 year	$8.07

Changes in the RSUs for the six months ended June 30, 2022 are set forth below in thousands of U.S. Dollars:

		Weighted average
		fair value at grant
	No. of RSUs	date
Balance as at January 1, 2022	546,935	$4.44
RSUs granted during the six months ended June 30, 2022	654,086	$4.87
RSUs vested during the six months ended June 30, 2022	(313,619)	$(4.46)
Balance as at June 30, 2022 (none of which are vested)	887,402	$4.75

The total cost related to non-vested RSU awards expected to be recognized through 2024 is set forth below:

Period	TOTAL
2022(1)	$991
2023	1,561
2024	970
2025	225
$3,747

(1) Six-month period ending December 31, 2022